Subsequent Events - Additional Information (Detail) - Aircraft		1 Months Ended	12 Months Ended
	May 19, 2020	Jan. 31, 2020	Dec. 31, 2019
Event after reporting date [member]
Subsequent event1 [line items]
Number of aircraft executed under sale and leaseback agreements		9
Covid-19 [Member]
Subsequent event1 [line items]
Number of Rejected Leases for Aircrafts	12
Impact on covid19 reduction of salary wages and benefits expenses			34.00%
Impact on covid-19 reduction of revenues			51.00%
Covid-19 [Member] | Top of Range [member]
Subsequent event1 [line items]
Time of Revenue Recognition			12 months
Sale and leaseback agreements [Member]
Subsequent event1 [line items]
Number of aircraft held for sale			15
Embraer E190 [member]
Subsequent event1 [line items]
Number of aircraft sold			10
A300-200 [member]
Subsequent event1 [line items]
Number of aircraft sold			2
A-320 [member]
Subsequent event1 [line items]
Number of aircraft sold			4
A-320 [member] | Sale and leaseback agreements [Member]
Subsequent event1 [line items]
Number of aircraft held for sale			11
A-321 [member] | Sale and leaseback agreements [Member]
Subsequent event1 [line items]
Number of aircraft held for sale			4